UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     Chairman
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Scotts Valley, CA     April 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $1,169,282 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    27597   450273 SH       SOLE                    79359        0   370914
ADVANCE AUTO PARTS INC         COM              00751Y106    67381   760767 SH       SOLE                   146802        0   613965
AFLAC INC                      COM              001055102    29753   646948 SH       SOLE                   119925        0   527023
APPLE INC                      COM              037833100    78378   130728 SH       SOLE                    24645        0   106083
BARRICK GOLD CORP              COM              067901108    55992  1287766 SH       SOLE                   248502        0  1039264
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    29874   368132 SH       SOLE                    85975        0   282157
CANADIAN NATL RY CO            COM              136375102    22753   286459 SH       SOLE                    28743        0   257716
CHEVRON CORP NEW               COM              166764100    51208   477642 SH       SOLE                    94115        0   383527
CME GROUP INC                  COM              12572Q105    31565   109098 SH       SOLE                    20667        0    88431
CVS CAREMARK CORPORATION       COM              126650100    54926  1226031 SH       SOLE                   212812        0  1013219
ETFS PLATINUM TR               SH BEN INT       26922V101      384     2375 SH       SOLE                        0        0     2375
EXXON MOBIL CORP               COM              30231G102      650     7500 SH       SOLE                        0        0     7500
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      378     8410 SH       SOLE                        0        0     8410
INTERNATIONAL BUSINESS MACHS   COM              459200101    51426   246470 SH       SOLE                    43186        0   203284
JOHNSON & JOHNSON              COM              478160104    18882   286262 SH       SOLE                    53093        0   233169
KRAFT FOODS INC                CL A             50075N104    45945  1208771 SH       SOLE                   197925        0  1010846
LIFE TECHNOLOGIES CORP         COM              53217V109    32243   660453 SH       SOLE                   131266        0   529187
LOCKHEED MARTIN CORP           COM              539830109    57278   637419 SH       SOLE                   121510        0   515909
LOEWS CORP                     COM              540424108    44390  1113356 SH       SOLE                   242180        0   871176
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    19344   390463 SH       SOLE                    92404        0   298059
MCDONALDS CORP                 COM              580135101    42712   435389 SH       SOLE                    72756        0   362633
MCKESSON CORP                  COM              58155Q103    56941   648751 SH       SOLE                   121765        0   526986
MICROSOFT CORP                 COM              594918104    67741  2100160 SH       SOLE                   396627        0  1703533
NOVARTIS A G                   SPONSORED ADR    66987V109    58321  1052538 SH       SOLE                   201132        0   851406
ORACLE CORP                    COM              68389X105    25627   878829 SH       SOLE                   177178        0   701651
SANOFI                         SPONSORED ADR    80105N105    55301  1427120 SH       SOLE                   276741        0  1150379
THERMO FISHER SCIENTIFIC INC   COM              883556102    37067   657457 SH       SOLE                   145071        0   512386
TOTAL S A                      SPONSORED ADR    89151E109    48032   939595 SH       SOLE                   183256        0   756339
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    57193  2066967 SH       SOLE                   386438        0  1680529